Award Timing Disclosure	12 Months Ended
Dec. 31, 2025
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure
While we do not have a formal policy with respect to the timing of awards of stock options, stock appreciation rights, or similar option-like instruments to our NEOs, historically, including during 2025, our Compensation Committee has not granted such awards. The Compensation Committee approves the grant of equity compensation awards at approximately the same time every year. We have not timed the disclosure of material nonpublic information for the purpose of affecting the value of executive compensation.

Award Timing Method
While we do not have a formal policy with respect to the timing of awards of stock options, stock appreciation rights, or similar option-like instruments to our NEOs, historically, including during 2025, our Compensation Committee has not granted such awards. The Compensation Committee approves the grant of equity compensation awards at approximately the same time every year. We have not timed the disclosure of material nonpublic information for the purpose of affecting the value of executive compensation.

Award Timing Predetermined	true
Award Timing MNPI Considered	false
Award Timing, How MNPI Considered	We have not timed the disclosure of material nonpublic information for the purpose of affecting the value of executive compensation.
MNPI Disclosure Timed for Compensation Value	false